Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from (used in) operating activities
Net loss	$ (163,964)	$ (1,070,009)
Items not affecting cash and cash equivalents
Share-based acquisition-related compensation	2,953	40,219
Amortization of intangible assets	95,048	101,546
Depreciation of property and equipment and lease right-of-use assets	14,580	13,715
Deferred income taxes	(323)	(6,688)
Share-based compensation expense	74,913	129,167
Unrealized foreign exchange loss (gain)	(116)	100
Goodwill impairment	0	748,712
(Increase)/decrease in operating assets and increase/(decrease) in operating liabilities
Trade and other receivables	(7,566)	(11,967)
Merchant cash advances	(44,744)	(23,192)
Inventories	(3,653)	(5,299)
Other assets	(15,759)	(9,986)
Accounts payable and accrued liabilities	(194)	(9,015)
Income taxes payable	(5,210)	201
Deferred revenue	(1,133)	2,005
Other long-term liabilities	32	19
Net interest income	(42,531)	(24,812)
Total operating activities	(97,667)	(125,284)
Cash flows from (used in) investing activities
Additions to property and equipment	(7,506)	(9,227)
Additions to intangible assets	(10,678)	(3,894)
Purchase of investments	0	(1,519)
Interest income	44,134	23,457
Total investing activities	25,950	8,817
Cash flows from (used in) financing activities
Proceeds from exercise of stock options	2,144	4,710
Share issuance costs	(106)	(193)
Repayment of long-term debt	0	(30,000)
Payment of lease liabilities and movement in restricted lease deposits	(8,227)	(8,870)
Financing costs	(37)	(1,058)
Total financing activities	(6,226)	(35,411)
Effect of foreign exchange rate changes on cash and cash equivalents	(109)	(1,622)
Net decrease in cash and cash equivalents during the year	(78,052)	(153,500)
Cash and cash equivalents – Beginning of year	800,154	953,654
Cash and cash equivalents – End of year	722,102	800,154
Interest paid to financial institutions	0	375
Income taxes paid	$ 7,622	$ 1,154